Supplement dated Aug. 14, 2023, to Prospectuses and Summary Prospectuses dated May 1. 2023
Prospectus Form #
Product Name	National	New York
RiverSource® Apex Variable Annuity	PRO9109_12B_01_(05/23) ISP9109_12_B01_(05/23) USP9109_12_B01_(05/23)	PRO9110_12B_01_(05/23) ISP9110_12_B01_(05/23) USP9110_12_B01_(5/23)
RiverSource® Vista Variable Annuity	PRO9111_12B_01_(05/23) ISP9111_12_B01_(05/23) USP9111_12_B01_(05/23)	PRO9112_12B_01_(05/23) ISP9112_12_B01_(05/23) USP9112_12_B01_(5/23)
RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	PRO9104_12B_01_(05/23) ISP9104_12_B01_(05/23) USP9104_12_B01_(05/23)	PRO9105_12B_01_(05/23) ISP9105_12_B01_(05/23) USP9105_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract I	PRO9022_12B_01_(05/23) ISP9022_12_B01_(05/23) USP9022_12_B01_(05/23)
RiverSource® Retirement Group Annuity Contract II	PRO9023_12B_01_(05/23) ISP9023_12_B01_(05/23) USP9023_12_B01_(05/23)
RiverSource® Survivorship Variable Universal Life Insurance	PRO9113_12B_01_(05/23) ISP9113_12_B01_(05/23) USP9113_12_B01_(05/23)	PRO9114_12B_01_(05/23) ISP9114_12_B01_(05/23) USP9114_12_B01_(05/23)
RiverSource® Variable Universal Life 6 Insurance	PRO9088_12B_01_(05/23) ISP9088_12_B01_(05/23) USP9088_12_B01_(05/23)	PRO9089_12B_01_(05/23) ISP9089_12_B01_(05/23) USP9089_12_B01_(05/23)
This supplement updates certain information in the Appendix A – Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus"). Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.
Effective on or about Aug. 1, 2023, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.
Investment Objective	Fund and Adviser/Sub-Adviser	Current Expenses Ratio [NET]
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class I American Century Investment Management, Inc.	0.71%(1)
Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value, Class II American Century Investment Management, Inc.	0.86%(1)
Seeks capital growth.	American Century VP International Fund, Class I American Century Investment Management, Inc.	1.09%(1)
Seeks capital growth.	American Century VP International Fund, Class II American Century Investment Management, Inc.	1.24%(1)
Seeks capital growth.	American Century VP Ultra Fund, Class II American Century Investment Management, Inc.	0.90%(1)
(1)
This Fund and its investment adviser and/or affiliates have entered into a temporary expense reimbursement arrangement and/or fee waiver. The Fund’s annual expenses reflect temporary fee reductions. Please see the Fund’s prospectus for additional information.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
SUP9109-0002_(08/23)